SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Oil and natural gas properties, at cost	$ 10,501,244	$ 10,501,244	$ 8,029,234
Construction in progress			460,306
Less: accumulated depletion	(305,706)	(289,456)	(184,658)
Oil and natural gas properties, net	10,195,538	10,211,788	8,304,882
Other property and equipment, at cost	205,315	205,315	127,542
Less: accumulated depreciation	(94,263)	(55,684)	(5,648)
Other property and equipment, net	111,052	149,631	121,894
Property and equipment, net	$ 10,306,590	$ 10,361,419	$ 8,426,776